Document and Entity Information	May 05, 2021
Cover [Abstract]
Entity Registrant Name	Jazz Pharmaceuticals plc
Amendment Flag	true
Entity Central Index Key	0001232524
Document Type	8-K/A
Document Period End Date	May 05, 2021
Entity Incorporation State Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor
Entity Address, Address Line Two	Waterloo Exchange
Entity Address, Address Line Three	Waterloo Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 E5W7
City Area Code	011-353-1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	Jazz
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 3, 2021, Jazz Pharmaceuticals Public Limited Company, an Ireland public limited company (“Jazz”), entered into a Transaction Agreement (“Transaction Agreement”) with GW Pharmaceuticals plc, a public limited company incorporated under the laws of England and Wales (“GW”), and Jazz Pharmaceuticals UK Holdings Limited, a private limited company incorporated under the laws of England and Wales and an indirect wholly owned subsidiary of Jazz (“Bidco”), pursuant to which Bidco (and/or, at Bidco’s election, Bidco’s nominee(s)) acquired the entire issued share capital of GW (the “Transaction”) on May 5, 2021 pursuant to a scheme of arrangement under Part 26 of the United Kingdom Companies Act 2006 (the “Scheme”). On May 5, 2021, Jazz filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting the closing of the Transaction. The Transaction was conditioned on, among other things, the sanction of the Scheme by the High Court of Justice of England and Wales (the “Court”). On May 5, 2021, the Court issued an order sanctioning the Scheme. Upon the delivery of such order to the Registrar of Companies in England and Wales on May 5, 2021, the Scheme became effective (the “Effective Time”). As a result, GW became an indirect wholly owned subsidiary of Jazz. At the Effective Time, the Scheme Shareholders (as defined in the Scheme) became entitled to receive for each Scheme Share (as defined in the Scheme) held by them at such time an amount equal to $16.662/3 in cash plus 0.010030 ordinary shares (the “Share Deliverable”), nominal value $0.0001 per share, of Jazz (“Jazz Ordinary Shares”). In addition, because each American Depositary Share issued by Citibank, N.A., as depositary, in respect of GW (“GW ADS”) represented a beneficial interest in 12 Scheme Shares held by such depositary, holders of GW ADSs became entitled under such depositary arrangements to receive, for each GW ADS (1) an amount equal to $200 in cash (less (a) a $0.05 per GW ADS cancellation fee, (b) a $0.05 per GW ADS distribution fee, (c) any other fees and expenses payable by such holders pursuant to the terms of the deposit agreement, dated as of May 7, 2013 (as amended), by and among GW, Citibank, N.A., as depositary, and all holders and beneficial owners of GW ADSs issued thereunder and (d) any applicable withholding taxes) and (2) an amount of Jazz Ordinary Shares equal to 12 times the Share Deliverable. Scheme Shareholders and holders of GW ADSs became entitled to receive cash in lieu of any fractional Jazz Ordinary Shares to which they would have otherwise been entitled to in accordance with the Scheme. In connection with the Transaction, 3,798,105 Jazz Ordinary Shares were issued to such Scheme Shareholders. This Current Report on Form 8-K/A amends the Original Form 8-K to provide the consolidated financial statements of GW as required under Item 9.01(a) and the pro forma financial information required under Item 9.01(b).